CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING - Schedule of Financing To Customers Through Reverse Repurchase Agreements and Securities Borrowing (Details) - PEN (S/)
S/ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
U.S. Dollar | Central Bank of Bolivia
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Cash collateral	S/ 275,300	S/ 343,600
Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	1,400,487	670,454
Fair value of underlying assets	1,363,899	S/ 661,089
Instruments issued by the Colombian Government | Credicorp Capital Colombia S.A.
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Fair value of underlying assets	S/ 817,700
Instruments issued by the Colombian Government | Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Average interest rate	8.27%	8.09%
Carrying amount	S/ 1,009,976	S/ 603,455
Fair value of underlying assets	S/ 997,089	S/ 594,096
Instruments issued by the Chilean Government | Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Average interest rate	0.40%	0.00%
Carrying amount	S/ 19,326	S/ 0
Fair value of underlying assets	S/ 19,326	S/ 0
Other instruments | Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Average interest rate	1.80%	2.64%
Carrying amount	S/ 371,185	S/ 66,999
Fair value of underlying assets	347,484	66,993
Up to 3 days | Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	203,795	208,663
Up to 3 days | Instruments issued by the Colombian Government | Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	105,484	174,598
Up to 3 days | Instruments issued by the Chilean Government | Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	19,326	0
Up to 3 days | Other instruments | Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	78,985	34,065
From 3 to 30 days | Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	1,170,526	283,676
From 3 to 30 days | Instruments issued by the Colombian Government | Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	878,326	274,114
From 3 to 30 days | Instruments issued by the Chilean Government | Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	0	0
From 3 to 30 days | Other instruments | Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	292,200	9,562
More than 30 days | Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	26,166	178,115
More than 30 days | Instruments issued by the Colombian Government | Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	26,166	154,743
More than 30 days | Instruments issued by the Chilean Government | Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	0	0
More than 30 days | Other instruments | Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	S/ 0	S/ 23,372